INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments, Unrealized Loss Position [Line Items]
Document Period End Date	Dec. 31, 2022
Less than 12 Months Fair Value	$ 1,539,037	$ 1,970,822
Less than 12 Months Unrealized Loss	(92,628)	(27,427)
12 Months or More Fair Value	1,823,088	171,838
12 Months or More Unrealized Loss	(333,617)	(4,187)
Total Fair Value	3,362,125	2,142,660
Total Unrealized Loss	(426,245)	(31,614)
U.S. Treasuries
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	2,383	24,755
Less than 12 Months Unrealized Loss	(46)	(190)
12 Months or More Fair Value	30,313	0
12 Months or More Unrealized Loss	(4,570)	0
Total Fair Value	32,696	24,755
Total Unrealized Loss	(4,616)	(190)
Securities of U.S. government agencies and corporations
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	0	17,382
Less than 12 Months Unrealized Loss	0	(128)
12 Months or More Fair Value	66,468	0
12 Months or More Unrealized Loss	(13,914)	0
Total Fair Value	66,468	17,382
Total Unrealized Loss	(13,914)	(128)
Mortgage-backed securities-residential
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	195,972	459,098
Less than 12 Months Unrealized Loss	(10,413)	(8,375)
12 Months or More Fair Value	443,415	78,090
12 Months or More Unrealized Loss	(87,049)	(2,173)
Total Fair Value	639,387	537,188
Total Unrealized Loss	(97,462)	(10,548)
Mortgage-backed securities-commercial
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	457,863	205,520
Less than 12 Months Unrealized Loss	(21,020)	(2,149)
12 Months or More Fair Value	189,123	13,818
12 Months or More Unrealized Loss	(30,468)	(203)
Total Fair Value	646,986	219,338
Total Unrealized Loss	(51,488)	(2,352)
Collateralized mortgage obligations
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	205,456	369,318
Less than 12 Months Unrealized Loss	(13,059)	(6,110)
12 Months or More Fair Value	271,377	12,485
12 Months or More Unrealized Loss	(49,207)	(387)
Total Fair Value	476,833	381,803
Total Unrealized Loss	(62,266)	(6,497)
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	301,073	380,735
Less than 12 Months Unrealized Loss	(31,397)	(7,543)
12 Months or More Fair Value	368,673	55,568
12 Months or More Unrealized Loss	(92,972)	(1,051)
Total Fair Value	669,746	436,303
Total Unrealized Loss	(124,369)	(8,594)
Asset-backed Securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	250,946	482,118
Less than 12 Months Unrealized Loss	(9,410)	(2,578)
12 Months or More Fair Value	422,090	0
12 Months or More Unrealized Loss	(51,565)	0
Total Fair Value	673,036	482,118
Total Unrealized Loss	(60,975)	(2,578)
Other securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	125,344	31,896
Less than 12 Months Unrealized Loss	(7,283)	(354)
12 Months or More Fair Value	31,629	11,877
12 Months or More Unrealized Loss	(3,872)	(373)
Total Fair Value	156,973	43,773
Total Unrealized Loss	$ (11,155)	$ (727)